INVENTORIES	9 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6. INVENTORIES

Inventories consist of the following:

	March 31, 2023	June 30, 2022
Work-in-progress	$551,897	$—
Finished goods	378,174	—
Less: provision for inventory obsolescence	(193,850)	—
Inventory, net	$736,221	$—